                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 13F-HR


                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2006
                                               ------------------


Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [  ]   is a restatement.
                                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:       HANAWALT ASSOCIATES LLC
Address:    645 MADISON AVENUE, 6TH FLOOR
            NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:       LAWRENCE S. PIDGEON
Title:      MEMBER - HANAWALT ASSOCIATES LLC
Phone:      (212) 404-4651


Signature, Place, and Date of Signing:

   /S/ LAWRENCE S. PIDGEON      NEW YORK, NEW YORK      OCTOBER 18, 2006
   -----------------------      ------------------      ----------------
        [Signature]                [City, State]             [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          30
                                                 --

Form 13F Information Table Value Total:          $591,278
                                                 --------
                                                 (thousands)




List of Other Included Managers:                 NONE


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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (SEPTEMBER 31, 2006)
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NAME OF ISSUER                                     TITLE OF  CUSIP       MARKET VALUE   SHARE/PRN  SHARE/ PUT/  UNDERLYER   NOTIONAL
                                                   CLASS                        (USD)      AMOUNT  PRN    CALL DESCRIPTION
AARON RENTS INC A CMN CLASS A                        COM      002535300     2,810,000    133,800    SH
AARON RENTS INC CMN                                  COM      002535201    11,357,000    494,225    SH
AUTONATION, INC. CMN                                 COM      05329W102     1,006,000     48,142    SH
AUTOZONE, INC. CMN                                   COM      053332102    27,540,000    266,600    SH
BANK OF AMERICA CORP CMN                             COM      060505104    44,449,000    829,729    SH
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A            COM      084670108     3,640,000         38    SH
CARMAX INC CMN                                       COM      143130102     2,219,000     53,200    SH
CBS CORPORATION CMN CLASS B                          COM      124857202    45,424,000  1,612,500    SH
CLEAR CHANNEL COMMUNICATIONS CMN                     COM      184502102    36,827,000  1,276,500    SH
COCA-COLA CO CMN                                     COM      191216100    13,198,000    295,400    SH
COMMERCE BANCORP INC N.J. CMN                        COM      200519106     3,987,000    108,600    SH
CON-WAY INC CMN                                      COM      205944101     6,845,000    152,720    SH
COSTCO WHOLESALE CORPORATION CMN                     COM      22160K105     4,545,000     91,479    SH
DIRECTV GROUP INC CMN                                COM      25459L106    25,358,000  1,288,500    SH
HEALTH MANAGEMENT ASSOC. CL A CMN CLASS A            COM      421933102     2,995,000    143,300    SH
IHOP CORP NEW CMN                                    COM      449623107     2,494,000     53,800    SH
INTL SPEEDWAY CORP-CL A CMN CLASS A                  COM      460335201     8,538,000    171,300    SH
LEGGETT & PLATT INC CMN                              COM      524660107     4,318,000    172,500    SH
LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE     COM      53071M104    18,678,000    916,500    SH
LOWES COMPANIES INC CMN                              COM      548661107    25,591,000    912,000    SH
MC DONALDS CORP CMN                                  COM      580135101    80,849,000  2,066,700    SH
MERCURY GENERAL CORPORATION CMN                      COM      589400100     3,544,000     71,447    SH
MOHAWK INDUSTRIES INC COMMON STOCK                   COM      608190104    25,499,000    342,500    SH
PRE PAID LEGAL SERVICES INC CMN                      COM      740065107     5,403,000    136,200    SH
SEARS HOLDINGS CORPORATION CMN                       COM      812350106    20,903,000    132,219    SH
TARGET CORP CMN                                      COM      87612E106    87,560,000  1,584,800    SH
TYCO INTERNATIONAL LTD. CMN                          COM      902124106     3,303,000    118,000    SH
WAL MART STORES INC CMN                              COM      931142103    68,520,000  1,389,300    SH
WESTWOOD ONE INC CMN                                 COM      961815107     3,408,000    481,300    SH
WEYCO GROUP INC CMN                                  COM      962149100       470,000     21,000    SH
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                                                                              591,278
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ADVISOR            FUND        BASE          NAME OF ISSUER                                   TITLE OF      CUSIP
                             CURRENCY                                                           CLASS
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CBM INVESTMENTS    CBM ALL      USD      BRITISH SKY BROADCASTING GROUP SHARES OF 50P EACH       COM       111990313
CBM INVESTMENTS    CBM ALL      USD      FINISHMASTER INC CMN                                    COM       31787P108
CBM INVESTMENTS    CBM ALL      USD      HUNTER DOUGLAS NV NLG0.5 CMN                            COM       445991110
CBM INVESTMENTS    CBM ALL      USD      TESCO PLC (ORD) CMN                                     COM       881575104
CBM INVESTMENTS    CBM ALL      USD      U.S. TREASURY BILL DUE 11/16/2006 OFF THE RUN          OTHER      912795YE5
CBM INVESTMENTS    CBM ALL      USD      BENFIELD GROUP LTD ORD CMN                              COM       9EQ0DADN3
CBM INVESTMENTS    CBM ALL      USD      ALLSTATE CORPORATION COMMON STOCK                       COM       020002101
CBM INVESTMENTS    CBM ALL      USD      AMERICAN STANDARD COMPANIES CMN                         COM       029712106
CBM INVESTMENTS    CBM ALL      USD      AVON PRODUCTS INC. CMN                                  COM       054303102
CBM INVESTMENTS    CBM ALL      USD      BLACK & DECKER CORP CMN                                 COM       091797100
CBM INVESTMENTS    CBM ALL      USD      CALLAWAY GOLF CMN                                       COM       131193104
CBM INVESTMENTS    CBM ALL      USD      CHEESECAKE FACTORY INC CMN                              COM       163072101
CBM INVESTMENTS    CBM ALL      USD      CINTAS CORPORATION CMN                                  COM       172908105
CBM INVESTMENTS    CBM ALL      USD      FASTENAL CO CMN                                         COM       311900104
CBM INVESTMENTS    CBM ALL      USD      GENERAL ELECTRIC CO CMN                                 COM       369604103
CBM INVESTMENTS    CBM ALL      USD      GOLDMAN SACHS GROUP, INC.(THE) CMN                      COM       38141G104
CBM INVESTMENTS    CBM ALL      USD      HARLEY-DAVIDSON INC CMN                                 COM       412822108
CBM INVESTMENTS    CBM ALL      USD      MILLER HERMAN INC. CMN                                  COM       600544100
CBM INVESTMENTS    CBM ALL      USD      MOLSON COORS BREWING CO CMN CLASS B                     COM       60871R209
CBM INVESTMENTS    CBM ALL      USD      POLO RALPH LAUREN CORPORATION CLASS A COMMON STOCK      COM       731572103
CBM INVESTMENTS    CBM ALL      USD      PROCTER & GAMBLE COMPANY (THE) CMN                      COM       742718109
CBM INVESTMENTS    CBM ALL      USD      SPX CORPORATION CMN                                     COM       784635104
CBM INVESTMENTS    CBM ALL      USD      J.M. SMUCKER CO. CMN                                    COM       832696405
CBM INVESTMENTS    CBM ALL      USD      3M COMPANY CMN                                          COM       88579Y101
CBM INVESTMENTS    CBM ALL      USD      US TREASURY NOTE 3.625% 5/15/13                        OTHER      912828BA7
                                         ECHOSTAR COMMUNICATIONS CORP CL-A CLASS A               COM       278762109
                                         CHOICE HOTELS INTL INC CMN                              COM       169905106
                                         LANDSTAR SYSTEM INC CMN                                 COM       515098101
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ADVISOR              MARKET VALUE     SHARE/PRN AMOUNT     SHARE/    PUT/CALL  CURRENCY   LONG/SHORT      UNDERLYER    NOTIONAL
                        (USD)                              Prn                                           DESCRIPTION     VALUE
-------------------------------------------------------------------------------------------------------------------------------
CBM INVESTMENTS      3,730,000        365,000                SH                  GBP          L
CBM INVESTMENTS      897,000          39,000                 SH                  USD          L
CBM INVESTMENTS      3,987,000        56,833                 SH                  EUR          L
CBM INVESTMENTS      3,728,000        553,410                SH                  GBP          L
CBM INVESTMENTS      42,750,000       43,000,000             SH                  USD          L
CBM INVESTMENTS      37,697,000       5,511,240              SH                  GBP          L
CBM INVESTMENTS      (6,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (13,000)         (300)                  SH                  USD          S
CBM INVESTMENTS      (178,000)        (5,800)                SH                  USD          S
CBM INVESTMENTS      (8,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (1,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (4,000)          (150)                  SH                  USD          S
CBM INVESTMENTS      (4,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (15,000)         (400)                  SH                  USD          S
CBM INVESTMENTS      (4,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (85,000)         (500)                  SH                  USD          S
CBM INVESTMENTS      (6,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (205,000)        (6,000)                SH                  USD          S
CBM INVESTMENTS      (7,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (6,000)          (100)                  SH                  USD          S
CBM INVESTMENTS      (18,000)         (297)                  SH                  USD          S
CBM INVESTMENTS      (11,000)         (200)                  SH                  USD          S
CBM INVESTMENTS      (5,000)          (96)                   SH                  USD          S
CBM INVESTMENTS      (149,000)        (2,000)                SH                  USD          S
CBM INVESTMENTS      (6,661,000)      (7,050,000)            SH                  USD          S
                     3,000            100                    SH
                     8,000            200                    SH
                     34,000           800                    SH
                     85,448,000
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